Principal Accounting Policies - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥
Liquidity
Net loss	¥ (1,343,630)	$ (205,920)	¥ (729,382)	¥ (199,371)
Net cash used in operating activities	(1,313,115)	$ (201,243)	(120,461)	268,089
Accumulated deficit	¥ (7,713,355)		(6,385,974)		$ (1,182,123)
Functional Currency and Foreign Currency Translation
Exchange rate | $ / ¥	6.5250				6.5250
Unamortized amount	¥ 111,697		223,340		$ 17,118
Maximum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	10.00%	10.00%
Minimum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	2.00%	2.00%
Software [Member]
Functional Currency and Foreign Currency Translation
Cost capitalized	¥ 756		56,927	75,443
Amortization expense	90,684		¥ 36,983	¥ 14,699
Unamortized amount	¥ 21,700